Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Rich Fame International Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		One of the directors is Mr. Yee Kit Chan. 100% fully owned by Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.			One of the directors is Mr. Yee Kit Chan. 100% fully owned by Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Amounts due to related parties		$ 45,000	[1]		$ 104,231	[1],[2]	$ 111,090	[2]
IT maintenance fee charged by a related party				$ 48,077	$ 109,231		359,090		$ 340,128
Top Star E-Commerce Logistics Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.			Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.
Amounts due to related parties	[2]						205,127
Services fee income from a related party									5,615
Freight charges and other handling charges charged by related parties				492,070	$ 492,052		4,316,065		2,169,132
Business Great Global Supply Chain Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		Sole director and sole shareholder is one of the shareholders, Mr. Kin Yin Alfred Kwong. It became a wholly owned subsidiary of the Company via share exchange arrangement on March 16, 2022.			Sole director and sole shareholder is one of the shareholders, Mr. Kin Yin Alfred Kwong. It became a wholly owned subsidiary of the Company via share exchange arrangement on March 16, 2022.
Other income - management fee income from a related party	[3]								7,269
Profit Sail International Express (SZX) Company Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.			One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Amounts due to related parties			[1]		$ 3,056	[1],[2]	153,317	[2]
Services fee income from a related party		63,159		75,208	260,046		346,705		525,372
Freight charges and other handling charges charged by related parties		499,718		1,030,041	1,699,760		706,432		3,267,048
Other income - management fee income from a related party		7,784		3,316	17,103	[4]	25,961	[4]	$ 25,962	[4]
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Amounts due to related parties		45,000			$ 107,287		$ 469,534
Services fee income from a related party		63,159		75,208
Freight charges and other handling charges charged by related parties		499,718		1,522,111
Other income - management fee income from a related party		7,784		3,316
IT maintenance fee charged by a related party				$ 48,077

[1]	Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[2]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[3]	The amount for the years ended December 31, 2022 represented services fee income from provision of management services based on the contractual terms of the related agreement. On January 1, 2018, the Company entered into a management fee agreement with Business Great Global Supply Chain Limited for the provision of management services including administrative, handling and office services, effective from January 1, 2018. The agreement shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to Business Great Global Supply Chain Limited. Business Great Global Supply Chain Limited became a wholly owned subsidiary via a share exchange arrangement on March 16, 2022. The balance was eliminated after acquisition in audited consolidated balance sheets on December 31, 2023 and 2024.
[4]	The amounts for the years ended December 31, 2022, 2023 and 2024 represented services fee income from provision of management services based on the contractual terms of the related agreements. On April 15, 2019, the Company entered into several management fee agreements with Profit Sail International Express (SZX) Company Limited for the provision of management services including administrative, handling and office services, effective from May 1, 2019. The agreements shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to the related party.